Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share (Line Items)
Diluted net income (loss) per share	$ (0.05)	$ 0.02	$ 0.05	$ 0.02
Non-redeemable [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share (Line Items)
Diluted net income (loss) per share	$ (0.05)	$ 0.02	$ 0.05	$ 0.02	$ (0.03)	$ 0.06